UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	September 30
Date of reporting period:	March 31, 2020

Item #1. Reports to Stockholders.

Union Street Partners Value Fund
INDEX

SEMI-ANNUAL
REPORT

For the Six Months Ended March 31, 2020 (unaudited)

Union Street Partners Value Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Fund complex/your financial intermediary.

Union Street Partners Value Fund

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2020 and are subject to change at any time.

Union Street Partners, LLC (“USP”) waived or reimbursed part of the Fund’s total expenses. Had USP not waived or reimbursed expenses of the Fund, the Fund’s performance would have been lower.

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Portfolio Compositionas of March 31, 2020 (unaudited)

Holdings by Sector/Asset Class	% of Net Assets
Common Stocks:
Computers	27.77%
Banks	19.28%
Medical	17.14%
Retail	6.83%
Oil	4.92%
Industrial	4.18%
Insurance	3.28%
Diversified Manufacturing	3.13%
Beverages	2.57%
Preferred Stock:
Government	0.95%
Convertible	0.09%
Money Market Fund	9.64%
99.78%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Schedule of InvestmentsMarch 31, 2020 (unaudited)

		Shares	Fair Value
89.10%	COMMON STOCKS

19.28%	BANKS
	Bank of America Corp.	52,350	$1,111,390
	Burke & Herbert Bank & Trust Co.	52	100,828
	Deutsche Bank AG	52,000	333,840
	The Goldman Sachs Group, Inc.	3,115	481,548
	JPMorgan Chase & Co.	25,000	2,250,750
	Wells Fargo & Co.	22,200	637,140
			4,915,496

2.57%	BEVERAGES
	Diageo PLC ADR (Sponsored)	5,150	654,668

27.77%	COMPUTERS
	Apple Inc.	10,500	2,670,045
	Intel Corp.	24,300	1,315,116
	Microsoft Corp.	19,620	3,094,270
			7,079,431

3.13%	DIVERSIFIED MANUFACTURING
	General Electric Co.	100,420	797,335

4.18%	INDUSTRIAL
	The Boeing Co.	7,150	1,066,351

3.28%	INSURANCE
	Markel Corp.*	900	835,101

17.14%	MEDICAL
	Bausch Health Companies Inc.*	48,000	744,000
	Bayer AG ADR (Sponsored)	36,000	520,920
	CVS Health Corp.	22,000	1,305,260
	Johnson & Johnson	6,100	799,893
	Merck & Co., Inc.	13,000	1,000,220
			4,370,293

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Schedule of Investments - continuedMarch 31, 2020 (unaudited)

		Shares	Fair Value
4.92%	OIL
	Chevron Corp.	7,400	$536,204
	Exxon Mobil Corp.	11,550	438,553
	Schlumberger Ltd.	20,740	279,783
			1,254,540

6.83%	RETAIL
	Dollar Tree, Inc.*	7,000	514,290
	J.C. Penney Co., Inc.*	415,000	149,400
	Target Corp.	11,600	1,078,452
			1,742,142

89.10%	TOTAL COMMON STOCKS		22,715,357
	(Cost: $15,563,725)

1.04%	PREFERRED STOCKS

0.09%	CONVERTIBLE
	Chesapeake Energy Corp., Preferred, 4.500%, Perpetual	5,000	22,251

0.95%	GOVERNMENT
	Fannie Mae, Series L, 5.125% Perpetual*	5,000	48,650
	Fannie Mae, Series M, 4.750% Perpetual*	10,000	94,000
	Fannie Mae, Series N, 5.500% Perpetual*	10,000	100,000
			242,650

1.04%	TOTAL PREFERRED STOCKS
	(Cost: $841,154)		264,901

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Schedule of Investments - continuedMarch 31, 2020 (unaudited)

		Shares	Fair Value
9.64%	MONEY MARKET FUNDS

	Fidelity® Investments Money Market Government Portfolio - Institutional Class 0.30%**	2,458,887	$2,458,887
	(Cost: $2,458,887)

99.78%	TOTAL INVESTMENTS
	(Cost: $18,863,766)		25,439,145
0.22%	Other assets, net of liabilities		55,552
100.00%	NET ASSETS		$25,494,697

*Non-Income producing.

**Effective 7 day yield as of March 31, 2020

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Statement of Assets and Liabilities March 31, 2020 (unaudited)

ASSETS
Investments at fair value (identified cost of $18,863,766) (Note 1)	$25,439,145
Receivable for capital stock sold	4
Dividends and interest receivable	28,241
Prepaid expenses	39,563
TOTAL ASSETS	25,506,953

LIABILITIES
Accrued investment management fees	8,978
Accrued administration, accounting and transfer agent fees	2,813
Other accrued expenses	465
TOTAL LIABILITIES	12,256
NET ASSETS	$25,494,697

Net Assets Consist of:
Paid-in-capital applicable to 1,727,563 no par value shares of beneficial interest outstanding, unlimited shares authorized	$19,962,998
Distributable earnings	5,531,699
Net Assets	$25,494,697

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A Shares:
Net Assets	$2,617,770
Shares Outstanding	176,474
Net Asset Value and Redemption Price* Per Share	$14.83
Maximum Offering Price Per Share**	$15.72

Class C Shares:
Net Assets	$7,410,469
Shares Outstanding	514,533
Net Asset Value and Maximum Offering Price Per Share	$14.40
Redemption Price Per Share***	14.26

Advisor Class Shares:
Net Assets	$15,466,458
Shares Outstanding	1,036,556
Net Asset Value and Redemption Price Per Share	$14.92

*Includes a maximum contingent deferred sales charge (“CDSC”) of 1% on the proceeds of certain redemptions made less than 1 year from purchase if those shares were purchased without paying a front-end sales charge.

**Maximum Offering Price per Share including Sales Charge of 5.75%

***Redemption Price per Share including CDSC of 1% on the proceeds redeemed less than 1 year from purchase.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Statement of OperationsSix months ended March 31, 2020 (unaudited)

INVESTMENT INCOME
Dividends	$374,289
Interest	6,541
Total investment income	380,830

EXPENSES
Investment management fees (Note 2)	158,247
12b-1 fees (Note 2)
Class A	4,358
Class C	46,826
Recordkeeping and administrative services (Note 2)	14,924
Accounting fees (Note 2)	10,670
Custody fees	1,575
Transfer agent fees (Note 2)	5,972
Legal fees	14,581
Audit fees	8,598
Filing and registration fees	11,069
Trustee fees	2,833
Compliance fees	3,498
Shareholder reports	9,614
Shareholder servicing (Note 2)
Class A	308
Class C	1,695
Advisor Class	5,459
Other	8,247
Total expenses	308,474
Fee waivers (Note 2)	(43,656)
Net expenses	264,818
Net investment income (loss)	116,012

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(408,198)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(4,511,713)
Net realized and unrealized gain (loss) on investments	(4,919,911)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(4,803,899)

Union Street Partners Value Fund

Statements of Changes in Net Assets

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Six months ended March 31, 2020 (unaudited)	Year ended September 30, 2019
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$116,012	$243,583
Net realized gain (loss) on investments	(408,198)	(563,740)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(4,511,713)	(1,125,259)
Increase (decrease) in net assets from operations	(4,803,899)	(1,445,416)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Class A	(67,956)	(73,038)
Class C	(110,361)	(102,542)
Advisor Class	(352,683)	(232,454)
Increase (decrease) in net assets from distributions	(531,000)	(408,034)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Class A	80,005	75,246
Class C	267,595	502,350
Advisor Class	1,652,374	4,843,617
Distributions reinvested
Class A	67,956	73,038
Class C	110,361	102,542
Advisor Class	352,684	232,454
Shares redeemed
Class A	(630,749)	(1,085,092)
Class C	(644,599)	(3,541,117	)(A)
Advisor Class	(726,381)	(684,522)
Increase (decrease) in net assets from capital stock transactions	529,246	518,516

NET ASSETS
Increase (decrease) during period	(4,805,653)	(1,334,934)
Beginning of period	30,300,350	31,635,284
End of period	$25,494,697	$30,300,350

(A) Includes redemption fees of:		$500

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Financial Highlights

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Class A
	Six months ended March 31, 2020 (unaudited)		Years ended September 30,
			2019	2018	2017	2016	2015
Net asset value, beginning of period	$17.93		$19.18	$16.72	$14.82	$13.75	$15.04

Investment activities
Net investment income (loss)(1)	0.08		0.17	0.14	0.06	0.10	0.09
Net realized and unrealized gain (loss) on investments	(2.84)		(1.08)	2.49	2.26	1.31	(1.08)
Total from investment activities	(2.76)		(0.91)	2.63	2.32	1.41	(0.99)
Distributions
Net investment income	(0.28)		(0.19)	(0.02)	(0.08)	(0.08)	(0.10)
Net realized gain	(0.06)		(0.15)	(0.15)	(0.34)	(0.26)	(0.20)
Total distributions	(0.34)		(0.34)	(0.17)	(0.42)	(0.34)	(0.30)

Net asset value, end of period	$14.83		$17.93	$19.18	$16.72	$14.82	$13.75

Total Return	(15.80%	)**	(4.41% )	15.86%	15.64%	10.36%	(6.70% )
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.84%	*	1.86%	1.83%	1.92%	2.10%	1.99%
Expenses, net of fee waivers and reimbursements	1.60%	*	1.60%	1.60%	1.69%	1.75%	1.75%
Net investment income (loss)	0.83%	*	0.99%	0.75%	0.37%	0.73%	0.62%
Portfolio turnover rate	5.74%	**	13.56%	25.54%	9.03%	19.75%	11.11%
Net assets, end of period (000’s)	$2,618		$3,604	$4,906	$5,809	$4,827	$11,665

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

*Annualized

** Not Annualized

Union Street Partners Value Fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Financial Highlights - continued

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Class C
	Six months ended March 31, 2020 (unaudited)		Years ended September 30,
			2019		2018		2017		2016	2015
Net asset value, beginning of period	$17.36		$18.48		$16.21		$14.42		$13.41	$14.69

Investment activities
Net investment income (loss)(1)	0.01		0.04		—	(A)	(0.06)		(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments	(2.76)		(1.01)		2.42		2.19		1.28	(1.05)
Total from investment activities	(2.75)		(0.97)		2.42		2.13		1.27	(1.07)
Distributions
Net investment income	(0.15)		—	(A)	—	(A)	—	(A)	—	(0.01)
Net realized gain	(0.06)		(0.15)		(0.15)		(0.34)		(0.26)	(0.20)
Total distributions	(0.21)		(0.15)		(0.15)		(0.34)		(0.26)	(0.21)
Redemption fees	—		—	(A)	—		—		—	—

Net asset value, end of period	$14.40		$17.36		$18.48		$16.21		$14.42	$13.41

Total Return	(16.10%	)**	(5.12%	)	15.02%		14.78%		9.56%	(7.39% )
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.61%	*	2.63%		2.57%		2.69%		2.85%	2.74%
Expenses, net of fee waivers and reimbursements	2.35%	*	2.35%		2.35%		2.44%		2.50%	2.50%
Net investment income (loss)	0.06%	*	0.24%		0.00%		(0.38%	)	(0.10% )	(0.13% )
Portfolio turnover rate	5.74%	**	13.56%		25.54%		9.03%		19.75%	11.11%
Net assets, end of period (000’s)	$7,410		$9,174		$12,988		$11,838		$9,960	$8,431

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

*Annualized

**Not Annualized

(A)Less than $0.01 per share

Union Street Partners Value Fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Financial Highlights - continued

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Advisor Class
	Six months ended March 31, 2020 (unaudited)		Years ended September 30,			Period April 27, 2016* through September 30, 2016
			2019	2018	2017
Net asset value, beginning of period	$18.03		$19.18	$16.70	$14.85	$14.48

Investment activities
Net investment income (loss)(1)	0.10		0.21	0.18	0.10	0.03
Net realized and unrealized gain (loss) on investments	(2.85)		(1.06)	2.50	2.25	0.34
Total from investment activities	(2.75)		(0.85)	2.68	2.35	0.37
Distributions
Net investment income	(0.30)		(0.15)	(0.05)	(0.16)	—
Net realized gain	(0.06)		(0.15)	(0.15)	(0.34)	—
Total distributions	(0.36)		(0.30)	(0.20)	(0.50)	—

Net asset value, end of period	$14.92		$18.03	$19.18	$16.70	$14.85

Total Return	(15.66%	)***	(4.19% )	16.16%	15.84%	2.56%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.64%	**	1.68%	1.63%	1.74%	1.85%	**
Expenses, net of fee waivers and reimbursements	1.35%	**	1.35%	1.35%	1.44%	1.50%	**
Net investment income (loss)	1.05%	**	1.22%	0.99%	0.62%	0.50%	**
Portfolio turnover rate	5.74%	***	13.56%	25.54%	9.03%	19.75%	***
Net assets, end of period (000’s)	$15,466		$17,523	$13,742	$9,159	$7,699

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

*Commencement of operations

**Annualized

***Not Annualized

Union Street Partners Value Fund

Selected Per Share Data Throughout Each Period

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Notes To Financial Statements March 31, 2020 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Union Street Partners Value Fund (the “Fund”) is a non-diversified series of the World Funds Trust (“WFT” or “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management company. The Trust was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund currently offers Class A, Class C, and Advisor Class shares. Class A shares of the Fund commenced operations on December 29, 2010, Class C shares of the Fund commenced operations on April 14, 2011 and the Advisor Class shares of the Fund commenced operations on April 27, 2016.

The Fund’s investment objective is to achieve capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at fair value prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Trust’s Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”) and the value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Notes To Financial Statements  - continuedMarch 31, 2020 (unaudited)

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$22,715,357	$—	$—	$22,715,357
Preferred Stocks	264,901	—	—	264,901
Money Market Fund	2,458,887	—	—	2,458,887
	$25,439,145	$—	$—	$25,439,145

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and industry.

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Notes To Financial Statements  - continuedMarch 31, 2020 (unaudited)

Warrants

The Fund can invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the Fund the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Fund has no obligation to exercise the warrant and buy the stock. As of March 31, 2020, the Fund did not invest in any warrants or stock purchase rights.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis. Distributions from underlying registered investment companies are recorded on the ex-date and reflected as dividend income on the Statement of Operations unless designated as long term capital gain. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Notes To Financial Statements  - continuedMarch 31, 2020 (unaudited)

tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required. The Fund identifies its major tax jurisdiction as U. S. Federal. Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the period ended September 30, 2017.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. As of March 31, 2020, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

The Fund currently offers three classes of shares: Class A, Class C and Advisor Class. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and shareholder servicing fees. Income, expenses (other than distribution and service fees and shareholder servicing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. Class A shares include a maximum

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Notes To Financial Statements  - continuedMarch 31, 2020 (unaudited)

front-end sales charge of 5.75% and a maximum deferred sales charge of 1% on the proceeds of certain redemptions of Class A shares made within 1 year of purchase if those shares were purchased without paying a front-end sales charge. Class A shares may be purchased without a front-end sales charge in amounts of $1,000,000 or more. Class C shares include a maximum deferred sales charge of 1% on the proceeds of Class C shares redeemed within 1 year of purchase. Advisor Class shares are not subject to redemption fees or deferred sales charges.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement (“Agreement”) between Union Street Partners, LLC (“USP”) and the Fund and also an investment sub-advisory agreement between USP and McGinn Investment Management, Inc. (“McGinn”). McGinn and USP are affiliated investment advisors. Mr. Bernard F. McGinn, the Fund’s portfolio manager, is a majority shareholder of McGinn and McGinn owns 50% of USP.

Pursuant to the Investment Advisory Agreement, USP provides investment advisory services for an annual fee of 1.00% of average daily net assets. USP analyzes economic and market trends, periodically assesses the Fund’s investment policies and recommends changes regarding the policies to the Board where appropriate. USP evaluates the performance of McGinn in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the foregoing. Pursuant to the Sub-Advisory Agreement, McGinn is responsible for the day–to–day decision making with respect to the Fund’s investment program. McGinn, with USP’s oversight, manages the investment and reinvestment of the assets on the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, McGinn is entitled to receive a sub-advisory fee of 0.50% of average daily net assets. McGinn’s fee for sub-advisory services is paid by USP from the investment advisory fees it receives and not by the Fund.

USP has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.35% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to January 31,

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Notes To Financial Statements  - continuedMarch 31, 2020 (unaudited)

2021. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. For the six months ended March 31, 2020, USP earned $158,247 and waived $43,656 in advisory fees. The total amount of recoverable reimbursements as of March 31, 2020 was $271,625 which expires as follows:

Recoverable Reimbursements and Expiration Dates
2020	2021	2022	2023	Total
$67,144	$71,694	$89,131	$43,656	$271,625

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Class A and Class C shares may finance activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the Fund’s principal underwriter (the “Distributor”). The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Class A share expenses and 1.00% for Class C share expenses. With respect to Class C shares, 0.75% represents 12b-1 distribution fees and 0.25% represents shareholder servicing fees paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The Fund has adopted a shareholder services plan. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets of each class attributable to its customers who are shareholders. For the fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in the Fund; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or their service providers; (vii) providing sub-accounting with respect to Fund shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Notes To Financial Statements  - continuedMarch 31, 2020 (unaudited)

For the six months ended March 31, 2020, the following fees were incurred:

Class	Type of Plan	Fees Incurred
Class A	12b-1	$4,358
Class A	Shareholder Services	308
Class C	12b-1	46,826
Class C	Shareholder Services	1,695
Advisor Class	Shareholder Services	5,459
		$58,646

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended March 31, 2020, CFS received the following fees paid monthly by the Fund to CFS:

Administration	Transfer Agent	Accounting
$14,924	$4,666	$10,670

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus™ LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus™ LLP. Tina H. Bloom and Bo James Howell are Assistant Secretaries of the Trust and Partners of Practus™ LLP. Officers and/or directors of CFS, Mr. Lively, Ms. Bloom and Mr. Howell receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term investments for the six months ended March 31, 2020 were as follows:

Purchases	Sales
$1,707,326	$3,746,033

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Notes To Financial Statements  - continuedMarch 31, 2020 (unaudited)

The tax character of distributions paid during the six months ended March 31, 2020 and the year ended September 30, 2019 was as follows:

	Six months ended March 31, 2020 (unaudited)	Year ended September 30, 2019
Distributions paid from:
Ordinary income	$531,000	$156,338
Realized gains	—	251,696
	$531,000	$408,034

As of March 31, 2020, the components of distributable earnings on a tax basis were as follows:

Six months ended March 31, 2020 (unaudited)
Accumulated undistributed net investment income (loss)	$(113,581)
Accumulated net realized gain (loss)	(930,099)
Net unrealized appreciation (depreciation) on investments	6,575,379
$5.531,699

Cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$18,863,766	$9,825,475	$(3,250,096)	$6,575,379

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

Six months ended March 31, 2020 (unaudited)
	Class A	Class C	Advisor Class
Shares sold	4,206	15,310	87,320
Shares reinvested	3,603	6,008	18,601
Shares redeemed	(32,315)	(35,161)	(41,058)
Net increase (decrease)	(24,506)	(13,843)	64,863

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Notes To Financial Statements  - continuedMarch 31, 2020 (unaudited)

Year ended September 30, 2019
	Class A	Class C	Advisor Class
Shares sold	4,643	30,092	279,770
Shares reinvested	4,764	6,873	15,104
Shares redeemed	(64,234)	(211,535)	(39,668)
Net increase (decrease)	(54,827)	(174,570)	255,206

NOTE 6 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of March 31, 2020, the Fund had 17.14%, 19.28% and 27.77% of the value of its net assets invested in securities within the Medical, Banking and Computers sector, respectively.

NOTE 7 – SUBSEQUENT EVENTS

In early 2020, an outbreak of the novel strain of coronavirus (“COVID-19”) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT” (these portfolio holdings were previously filed on Form N-Q). These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Advisory Contract Renewal

At a meeting held on November 19-20, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement between Union Street Partners, LLC (the “Adviser”) and the Trust with respect to the Union Street Partners Value Fund, and the Sub-Advisory Agreement between the Adviser and McGinn Investment Management, Inc. (the “Sub-Adviser”) (collectively, the “Advisory Agreements”).

At the Meeting, the Board reviewed among other things, a memorandum from the Trust’s legal counsel (“Counsel”), circulated to the Trustees in advance of the Meeting, that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Advisory Agreements. The Trustees reviewed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser; (ii) the investment performance of the Union Street Partners Value Fund; (iii) the costs of the services provided and profits realized by the Adviser and Sub-Adviser from the relationship with the Union Street Partners Value Fund; (iv) the extent to which economies of scale would be realized if the Union Street Partners Value

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Union Street Partners Value Fund’s investors; and (v) the Adviser’s and Sub-Adviser’s practices regarding possible conflicts of interest. The Board reflected on its discussions regarding the Advisory Agreements with representatives from the Adviser and Sub-Adviser earlier in the Meeting.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Adviser’s and Sub-Adviser’s presentation earlier in the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Advisory Agreements, including: (i) reports regarding the services and support provided to the Union Street Partners Value Fund and its shareholders; (ii) quarterly assessments of the investment performance of the Union Street Partners Value Fund; (iii) commentary on the reasons for the performance; (iv) presentations by the Adviser and Sub-Adviser on their investment philosophy, investment strategy, personnel and operations; (v) compliance reports concerning the Union Street Partners Value Fund, the Adviser and the Sub-Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Adviser and Sub-Adviser; and (vii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser and Sub-Adviser, including financial information, a description of personnel and the services provided to the Union Street Partners Value Fund, information on investment advice, performance, summaries of Union Street Partners Value Fund expenses, their compliance programs, current legal matters (if any), and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Union Street Partners Value Fund; (iii) the anticipated effect of size on the Union Street Partners Value Fund’s performance and expenses; and (iv) benefits to be realized by the Adviser and Sub-Adviser from their relationship with the Union Street Partners Value Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Agreements and each Trustee may have afforded different weight to the various factors.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

1.Nature, Extent and Quality of the Services Provided by the Adviser and Sub-Adviser.

In considering the nature, extent, and quality of the services provided by the Adviser and the Sub-Adviser, the Trustees reviewed the responsibilities of the Adviser and the Sub-Adviser under the Advisory Agreements. The Trustees reviewed the services being provided by the Adviser and Sub-Adviser to the Union Street Partners Value Fund, including, without limitation: the quality of their investment advisory services (including research and recommendations with respect to portfolio securities); the process for formulating investment recommendations and assuring compliance with the Union Street Partners Value Fund’s investment objective, strategies, and limitations, as well as for ensuring compliance with regulatory requirements; the coordination of services for the Union Street Partners Value Fund among the service providers and the Independent Trustees; the Adviser’s and Sub-Adviser’s efforts to promote the Union Street Partners Value Fund and grow its assets and the Adviser’s oversight of the Sub-Adviser. The Trustees evaluated the Adviser’s and Sub-Adviser’s personnel, focusing in particular on the education and experience of the Adviser’s and Sub-Adviser’s compliance and portfolio management personnel. The Trustees considered the Adviser’s decision to hire a third-party compliance consultant to review its policies and procedures on an annual basis. The Trustees also considered the expense limitation agreement in place for the Union Street Partners Value Fund and the Adviser’s renewal of that agreement through January 31, 2021. The Trustees also considered the letters of support from principals of the Adviser and the Sub-Adviser committing to provide financial support to the Adviser, if necessary, to ensure it can satisfy its expense commitments to the Union Street Partners Value Fund. The Trustees considered marketing efforts of the Adviser and Sub-Adviser, noting the positive feedback received. After reviewing the foregoing information and further information in the materials provided by the Adviser and Sub-Adviser (including the Adviser’s and Sub-Adviser’s Form ADV and other relevant disclosures), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser were satisfactory and adequate for the Union Street Partners Value Fund.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

2.Investment Performance of the Union Street Partners Value Fund, the Adviser and the Sub-Adviser.

In considering the investment performance of the Union Street Partners Value Fund, the Adviser and the Sub-Adviser, the Trustees compared the short- and long-term performance of the Union Street Partners Value Fund with the performance of funds with similar objectives managed by other investment advisers derived by Broadridge from Morningstar data, as well as with aggregated peer group data. The Trustees also compared the short- and long-term performance of the Union Street Partners Value Fund with the performance of other accounts managed by the Sub-Adviser with similar objectives, strategies and holdings as those of the Union Street Partners Value Fund. The Trustees noted that for the one-year period ended September 30, 2019, the Union Street Partners Value Fund underperformed its benchmark, the Russell 1000 Value Index, the average fund in its Morningstar Large Value category and its peer group, due primarily to a very poor fourth quarter of 2018. The Trustees considered the Union Street Partners Value Fund’s 2019 underperformance contributed to the Fund’s performance ranking in the third quartile for the three-year period and the bottom quartile for the five-year period, each ended September 30, 2019. The Board considered the performance of the Sub-Adviser’s separately managed accounts (the “Accounts”), noting the Adviser’s and the Sub-Adviser’s representation that legacy positions held in the Accounts that were purchased before the Union Street Partners Value Fund’s creation and new Accounts with higher average cash balances contributed to performance differences between the Union Street Partners Value Fund and the Accounts. After further review and discussion of the investment performance of the Union Street Partners Value Fund, the Adviser’s and Sub-Adviser’s experience managing the Union Street Partners Value Fund and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Union Street Partners Value Fund, the Adviser and the Sub-Adviser was satisfactory.

3.Costs of the Services Provided and Profits Realized by the Adviser and Sub-Adviser.

In considering the costs of the services provided and profits realized by the Adviser and the Sub-Adviser from the relationship with the Union Street Partners Value Fund, the Trustees considered: the Adviser’s and Sub-Adviser’s financial condition and the level of commitment to the Union Street Partners Value Fund by the principals of the Adviser and the Sub-Adviser; the asset level of the Union Street Partners Value Fund; the overall expenses of the Union Street Partners Value Fund; and the nature and frequency of advisory fee payments. The Trustees reviewed information provided by the Adviser and Sub-Adviser

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

regarding profits associated with managing the Union Street Partners Value Fund. The Trustees noted that both the Adviser and Sub-Adviser were profitable or expected to be profitable in regard to the services provided to the Union Street Partners Value Fund. The Trustees also considered potential benefits for the Adviser and Sub-Adviser in managing the Union Street Partners Value Fund. The Trustees then compared the fees and expenses of the Union Street Partners Value Fund (including the advisory fee) to other comparable mutual funds. The Trustees considered the split of the advisory fees paid to the Adviser versus those paid to the Sub-Adviser and the respective services provided by each to the Union Street Partners Value Fund. The Trustees also considered the fees charged by the Sub-Adviser to manage separate accounts with objectives and strategies similar to the Union Street Partners Value Fund, noting the Union Street Partners Value Fund is paying less than the average separate account. The Trustees noted that the Union Street Partners Value Fund’s net expense ratio ranked in the bottom quartile relative to its peer group and Morningstar category average. The Trustees also noted that the contractual advisory fee rate paid to the Adviser was above the peer and category median and was among the highest in each group. The Board considered that the Union Street Partners Value Fund has not yet achieved economies of scale to offset its high operational expenses at this time and that the Adviser has entered into expense limitation arrangements to lower the Fund’s expense cap to the benefit of Union Street Partners Value Fund shareholders. Based on the foregoing, the Board concluded that the fees paid to the Adviser and Sub-Adviser and the profits realized by the Adviser and Sub-Adviser, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Adviser and Sub-Adviser.

4.Economies of Scale.

The Board next considered the impact of economies of scale on the Union Street Partners Value Fund’s size and whether advisory fee levels reflect those economies of scale for the benefit of the Union Street Partners Value Fund’s shareholders. The Trustees considered that while the advisory fee remained the same at all asset levels, the Union Street Partners Value Fund’s shareholders had experienced benefits from the Fund’s expense limitation arrangement. It was noted that the Adviser has entered into expense limitation arrangements for the benefit of the Union Street Partners Value Fund. The Trustees noted that the Union Street Partners Value Fund’s shareholders will continue to benefit from the expense limitation arrangement until the Union Street Partners Value Fund’s expenses fall below the expense cap. Thereafter, the Trustees noted that the Union Street Partners Value Fund’s shareholders will also benefit from

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

economies of scale under the Union Street Partners Value Fund’s agreements with service providers other than the Adviser, if the Union Street Partners Value Fund’s assets grow to a level where breakpoints are applicable. In light of its ongoing consideration of the Union Street Partners Value Fund’s asset levels, expectations for growth in the Union Street Partners Value Fund, and fee levels, the Board determined that the Union Street Partners Value Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Adviser and Sub-Adviser.

5.The Adviser’s and Sub-Adviser’s Practices Regarding Possible Conflicts of Interest and Benefits to the Adviser and Sub-Adviser.

In considering the Adviser’s and Sub-Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Union Street Partners Value Fund; the basis of decisions to buy or sell securities for the Union Street Partners Value Fund; and the substance and administration of the Adviser’s and Sub-Adviser’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to the Adviser’s and Sub-Adviser’s potential conflicts of interest. It was noted that the Adviser and Sub-Adviser identified specific benefits, including increased access to certain broker-dealers, using the Union Street Partners Value Fund as an investment option for smaller accounts, and benefits from the publicity of managing a public fund. Based on the foregoing, the Board determined that the Adviser’s and Sub-Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest, as well as the benefits to be derived by the Adviser and the Sub-Adviser were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Board, the Board determined that the compensation payable under the Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and the Advisory Agreements were approved for another one-year term.

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or deferred sales charges on certain redemptions made within 1 year of purchase of Class A shares and within one year of purchase for Class C shares and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2019, and held for the six months ended March 31, 2020.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six months” to estimate the expenses you paid on your account during this six months.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six months. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transactional costs, such as sales charges (loads) or deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Fund Expenses (unaudited) - continued

	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Annualized Expense Ratio	Expenses Paid During Period Ended* (3/31/20)
Class A Actual	$1,000.00	$842.01	1.60%	$7.37
Class A Hypothetical **	$1,000.00	$1,017.00	1.60%	$8.07
Class C Actual	$1,000.00	$1,161.04	2.35%	$12.70
Class C Hypothetical **	$1,000.00	$1,013.25	2.35%	$11.83
Advisor Class Actual	$1,000.00	$843.39	1.35%	$6.22
Advisor Class Hypothetical **	$1,000.00	$1,018.25	1.35%	$6.81

*Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal half year divided by 366 days in the current year.

**5% return before expenses

Investment Adviser:

Union Street Partners, LLC
1421 Prince Street, Suite 200
Alexandria, Virginia 22314

Investment Sub-Adviser:

McGinn Investment Management, Inc.
277 South Washington Street, Suite 340
Alexandria, Virginia 22314

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:

Practus™ LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

ITEM 2.	CODE OF ETHICS

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer
Date: June 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer
Date: June 5, 2020

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald
Principal Financial Officer
Date: June 5, 2020

* Print the name and title of each signing officer under his or her signature.